UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.05%
Broadcasting (except Internet) - 5.31%
Comcast Corp.	6,000	$310,140
Walt Disney Co.	7,000	565,670
		875,810
Chemical Manufacturing - 17.38%
Bristol-Myers Squibb Co.	3,000	161,310
Celgene Corp. (a)	2,000	321,500
E.I. du Pont de Nemours & Co.	6,000	399,720
Ecolab, Inc.	4,000	431,000
Gilead Sciences, Inc. (a)	3,500	289,765
Johnson & Johnson	3,000	276,360
Mead Johnson Nutrition Co.	5,700	464,835
Merck & Co., Inc	3,000	170,970
Pfizer, Inc.	11,000	353,210
		2,868,670
Clothing and Clothing Accessories Stores - 1.13%
Tiffany & Co.	2,000	186,500
Computer and Electronic Product Manufacturing - 3.78%
Apple, Inc.	600	315,744
EMC Corp.	6,000	158,220
QUALCOMM, Inc.	2,000	150,580
		624,544
Couriers and Messengers - 2.32%
United Parcel Service, Inc.	4,000	383,080
Credit Intermediation and Related Activities - 7.46%
American Express Co.	3,000	273,840
Citigroup, Inc.	4,000	194,520
JPMorgan Chase & Co.	3,500	198,870
Visa, Inc.	2,500	564,850
		1,232,080
Data Processing, Hosting and Related Services - 2.83%
Automatic Data Processing, Inc.	6,000	466,680
Food Services and Drinking Places - 3.85%
Dunkin' Brands Group, Inc.	4,500	232,515
McDonald's Corp.	2,000	190,300
Starbucks Corp.	3,000	212,880
		635,695
General Merchandise Stores - 3.88%
Costco Wholesale Corp.	4,000	467,200
Macys, Inc.	3,000	173,580
		640,780
Health and Personal Care Stores - 0.82%
Walgreen Co.	2,000	135,900
Insurance Carriers and Related Activities - 4.81%
Berkshire Hathaway, Inc. (a)	3,000	347,340
Verisk Analytics, Inc. (a)	7,000	446,005
		793,345
Leather and Allied Product Manufacturing - 1.42%
Nike, Inc.	3,000	234,900
Machinery Manufacturing - 3.95%
Donaldson Co., Inc.	4,000	171,360
General Electric Co.	12,000	305,640
United Technologies Corp.	1,500	175,530
		652,530
Merchant Wholesalers, Nondurable Goods - 2.47%
AmerisourceBergen Corp.	6,000	407,100

Miscellaneous Manufacturing - 5.21%
3M Co.	4,000	538,920
Stryker Corp.	4,000	320,960
		859,880
Oil and Gas Extraction - 1.17%
Devon Energy Corp.	3,000	193,260
Other Information Services - 6.91%
Facebook, Inc. (a)	6,000	410,760
Google, Inc. (a)	600	729,390
		1,140,150
Professional, Scientific, and Technical Services - 5.26%
Accenture PLC (b)	3,000	250,050
Cognizant Technology Solutions Corp. (a)	4,000	416,240
Tetra Tech, Inc. (a)	7,000	202,160
		868,450
Publishing Industries (except Internet) - 3.87%
Intuit, Inc.	3,000	234,450
Microsoft Corp.	7,500	287,325
Oracle Corp.	3,000	117,330
		639,105
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.24%
BlackRock, Inc.	1,200	365,808
Blackstone Group LP	10,000	333,500
		699,308
Support Activities for Mining - 3.10%
Schlumberger Ltd. (b)	5,500	511,500
Transportation Equipment Manufacturing - 2.88%
Boeing Co.	1,000	128,920
Johnson Controls, Inc.	7,000	345,800
		474,720
TOTAL COMMON STOCKS Cost ($9,867,743)		15,523,987

SHORT-TERM INVESTMENTS - 6.13%
Money Market Fund - 6.13%
Fidelity Institutional Government Portfolio - Class I, 0.010%(c)	801,280	801,280
First American Government Obligations Fund, 0.006% (c)	210,727	210,727
TOTAL SHORT-TERM INVESTMENTS Cost ($1,012,007)		1,012,007

Total Investments (Cost $10,879,750) - 100.18%		16,535,994
Liabilities in Excess of Other Assets - (0.18)%		(30,588)
TOTAL NET ASSETS - 100.00%		$16,505,406

(a) Non-income producing security.
(b) Foreign-issued security.
(c)	Variable rate security; the rate shown represents the rate at February 28, 2014.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

Cost of investments	$10,879,750
Gross unrealized appreciation	5,674,049
Gross unrealized depreciation	(17,805)
Net unrealized appreciation	$5,656,244

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$15,523,987	$	$	$15,523,987
Short-Term Investments	1,012,007			1,012,007
Total Investments in Securities	$16,535,994	$	$	$16,535,994

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 28, 2014.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date  April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date  April 21, 2014

By (Signature and Title)* /s/ Jennifer Lima
                                             Jennifer Lima, Treasurer

Date  April 21, 2014

* Print the name and title of each signing officer under his or her signature.